INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 180	$ 243	$ 249
Foreign	2,151	1,949	434
Total	$ 2,331	$ 2,192	$ 683